INTANGIBLE ASSETS AND GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Intangible Assets and Goodwill
Cost	$ 18,117	$ 18,574
Accumulated Amortization	5,551	3,995
Impairment	9,795	8,315
Net Book Value	2,771	6,264
Amortization of intangible assets	3,748	1,986
Estimated amortization of intangible assets for 2014	1,723
Estimated amortization of intangible assets for 2015	931
Estimated amortization of intangible assets for 2016	117
Impairment of intangible assets	13,812	8,315
Intangible assets sold, cost basis	14,525
Intangible assets sold, net book value after impairments and amortization	14,525
Customer Relationships [Member]
Intangible Assets and Goodwill
Cost	1,745	8,257
Accumulated Amortization	946	318
Impairment	201	5,938
Net Book Value	598	2,001
Developed Technology [Member]
Intangible Assets and Goodwill
Cost	10,800	6,268
Accumulated Amortization	1,206	1,423
Impairment	9,594	2,377
Net Book Value		2,468
Infrastructure Systems Software [Member]
Intangible Assets and Goodwill
Cost	2,008	1,071
Accumulated Amortization	535
Impairment
Net Book Value	1,473	1,071
Computer Software [Member]
Intangible Assets and Goodwill
Cost	3,564	2,978
Accumulated Amortization	2,864	2,254
Impairment
Net Book Value	$ 700	$ 724